SCHEDULE OF CREDIT LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES AND TENANT NOTES RECEIVABLES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 2,772,977	$ 1,356,738	$ 294,605
Adjustments in loan loss allowance recognized in profit or loss during the year	(87,723)	1,470,990	1,062,133
Receivables written-off during the year as uncollectible	(1,739,248)	(54,751)
Balance	946,006	2,772,977	1,356,738
Lease receivables [member]
IfrsStatementLineItems [Line Items]
Balance	2,646,337	1,294,649	243,245
Adjustments in loan loss allowance recognized in profit or loss during the year	(81,017)	1,406,439	1,051,404
Receivables written-off during the year as uncollectible	(1,733,515)	(54,751)
Balance	831,805	2,646,337	1,294,649
Tenants notes receivables [member]
IfrsStatementLineItems [Line Items]
Balance	126,640	62,089	51,360
Adjustments in loan loss allowance recognized in profit or loss during the year	(6,706)	64,551	10,729
Receivables written-off during the year as uncollectible	(5,733)
Balance	$ 114,201	$ 126,640	$ 62,089